PROPERTY, PLANT AND EQUIPMENT - Schedule of Property, Plant and Equipment (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	$ 271,607,000	$ 138,317,000
Impairment	(13,035,632)
Ending balance	312,856,000	271,607,000	$ 138,317,000
Land and Buildings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	181,822,000	107,087,000
Ending balance	181,963,000	181,822,000	107,087,000
Plant and Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	29,361,000	19,183,000
Ending balance	36,092,000	29,361,000	19,183,000
Furniture and fittings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	5,205,000	5,271,000
Ending balance	4,515,000	5,205,000	5,271,000
Motor Vehicles
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	332,000	466,000
Ending balance	287,000	332,000	466,000
Assets under Construction
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	54,887,000	6,310,000
Ending balance	89,999,000	54,887,000	6,310,000
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	325,072,000	160,879,000
Ending balance	391,868,000	325,072,000	160,879,000
Cost | Land and Buildings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	207,378,000	114,999,000
Ending balance	225,252,000	207,378,000	114,999,000
Cost | Plant and Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	52,822,000	31,848,000
Ending balance	66,630,000	52,822,000	31,848,000
Cost | Furniture and fittings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	8,598,000	6,984,000
Ending balance	8,170,000	8,598,000	6,984,000
Cost | Motor Vehicles
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	1,146,000	738,000
Ending balance	1,108,000	1,146,000	738,000
Cost | Assets under Construction
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	55,128,000	6,310,000
Ending balance	90,708,000	55,128,000	6,310,000
Depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Depreciation	(56,672,000)	(46,519,000)	(22,533,000)
Depreciation | Land and Buildings
Reconciliation of changes in property, plant and equipment [abstract]
Depreciation	(27,446,000)	(22,013,000)	(7,912,000)
Depreciation | Plant and Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Depreciation	(25,001,000)	(20,728,000)	(12,636,000)
Depreciation | Furniture and fittings
Reconciliation of changes in property, plant and equipment [abstract]
Depreciation	(3,566,000)	(3,183,000)	(1,713,000)
Depreciation | Motor Vehicles
Reconciliation of changes in property, plant and equipment [abstract]
Depreciation	(659,000)	(595,000)	(272,000)
Depreciation | Assets under Construction
Reconciliation of changes in property, plant and equipment [abstract]
Depreciation	0	0	0
Impairment
Reconciliation of changes in property, plant and equipment [abstract]
Impairment	(22,340,000)	(6,946,000)	(29,000)
Impairment | Land and Buildings
Reconciliation of changes in property, plant and equipment [abstract]
Impairment	(15,843,000)	(3,543,000)	0
Impairment | Plant and Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Impairment	(5,537,000)	(2,733,000)	(29,000)
Impairment | Furniture and fittings
Reconciliation of changes in property, plant and equipment [abstract]
Impairment	(89,000)	(210,000)	0
Impairment | Motor Vehicles
Reconciliation of changes in property, plant and equipment [abstract]
Impairment	(162,000)	(219,000)	0
Impairment | Assets under Construction
Reconciliation of changes in property, plant and equipment [abstract]
Impairment	$ (709,000)	$ (241,000)	$ 0